Earnings per share (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Earnings Per Share
	For the three months ended		For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Basic earnings per share
Net income	$3,230	$3,060	$6,402	$6,072
Preferred share dividends	(65)	(72)	(139)	(144)
Net income attributable to non-controlling interest	(4)	(9)	(6)	(20)
Net income available to common shareholders	3,161	2,979	6,257	5,908
Weighted average number of common shares (in thousands)	1,435,091	1,443,084	1,436,099	1,447,504
Basic earnings per share (in dollars)	$2.20	$2.06	$4.36	$4.08
Diluted earnings per share
Net income available to common shareholders	$3,161	$2,979	$6,257	$5,908
Dilutive impact of exchangeable shares	3	3	7	7
Net income available to common shareholders including dilutive impact of exchangeable shares	3,164	2,982	6,264	5,915
Weighted average number of common shares (in thousands)	1,435,091	1,443,084	1,436,099	1,447,504
Stock options (1)	2,224	2,716	2,125	2,894
Issuable under other share-based compensation plans	740	754	739	753
Exchangeable shares (2)	3,108	3,183	3,231	3,148
Average number of diluted common shares (in thousands)	1,441,163	1,449,737	1,442,194	1,454,299
Diluted earnings per share (in dollars)	$2.20	$2.06	$4.34	$4.07

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2019, no outstanding options were excluded from the calculation of diluted earnings per share. For the three months ended April 30, 2018, an average of 738,258 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2019, an average of 761,317 outstanding options with an average price of $102.33 were excluded from the calculation of diluted earnings per share. For the six months ended April 30, 2018, an average of 575,107 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.